UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                -----------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Metalmark Capital LLC
              -----------------------------------
Address:      1177 Avenue of Americas
              -----------------------------------
              40th Floor
              -----------------------------------
              New York, NY 10036
              -----------------------------------

Form 13F File Number:   28-11921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth F. Clifford
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 823-1900
       ----------------------------------

Signature, Place, and Date of Signing:

  /s/ Kenneth F. Clifford         New York, New York        February 14, 2007
---------------------------    ------------------------   ----------------------
         [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               4
                                                 -----------------
Form 13F Information Table Entry Total:          5
                                                 -----------------
Form 13F Information Table Value Total:          677,473
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number      Name
    01       28-  06238                MSCP III, LLC
    -------       -------------------  -----------------------------------------
    02       28-  11922                Morgan Stanley Capital Partners III, Inc.
    -------       -------------------  -----------------------------------------
    03       28-  11353                MSDW Capital Partners IV, LLC
    -------       -------------------  -----------------------------------------
    04       28-  11355                MSDW Capital Partners IV, Inc.
    -------       -------------------  -----------------------------------------

                                                 FORM 13F INFORMATION TABLE


  COLUMN 1      COLUMN 2  COLUMN 3     COLUMN 4             COLUMN 5          COLUMN 6       COLUMN 7              COLUMN 8
  NAME OF       TITLE OF               VALUE        SHRS OR    SH/    PUT/   INVESTMENT       OTHER           VOTING AUTHORITY
  ISSUER        CLASS     CUSIP       (X$1000)      PRN AMT    PRN    CALL   DISCRETION      MANAGERS    SOLE     SHARED      NONE
--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ------- ------------ -----
--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ------- ------------ -----
AVENTINE        COMMON    05356X403   251,608      10,679,472  SH            DEFINED          03, 04             10,679,472
RENEWABLE
ENERGY
--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ------- ------------ -----
--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ------- ------------ -----
CATALYTICA      COMMON    148884109     6,836       3,302,495  SH            DEFINED          01, 02              3,302,495
ENERGY
SYSTEMS
--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ------- ------------ -----
--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ------- ------------ -----
CBEYOND         COMMON    149847105    10,063         328,979  SH            DEFINED          03, 04                328,979
COMMUNI-
CATIONS INC
--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ------- ------------ -----
--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ------- ------------ -----
ENERSYS         COMMON    29275Y102   327,639      20,477,438  SH            DEFINED          03, 04             20,477,438
HOLDINGS INC
--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ------- ------------ -----
--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ------- ------------ -----
UNION DRILLING  COMMON    90653P105    81,327       5,776,085  SH            DEFINED          01, 02              5,776,085
INC
--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ------- ------------ -----
--------------- --------- ----------- ----------- ------------ ----- ----- ---------------- ----------- ------- ------------ -----